Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2011	2012	2013
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	142,053	23,465	314,109	51,887
Loss from discontinued operations	(4,182)	—	—	—	—	—

Net income	131,264	212,881	142,053	23,465	314,109	51,887

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Basic earnings (loss) per share:
Income from continuing operations	1.35	2.13	4.57	0.75	4.57	0.75
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.13	4.57	0.75	4.57	0.75

Diluted earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	155,394	25,669	300,768	49,683
Loss from discontinued operations	(4,182)	—	—	—	—	—
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares (Note 15)	—	—	300,768	49,683	—	—

Net income	131,264	212,881	456,162	75,352	300,768	49,683

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares (Note 15)	—	—	68,788,940	68,788,940	—	—
Dilutive effect of stock options	189,928	650,652	4,431,072	4,431,072	—	—

Weighted-average number of shares outstanding- diluted	100,189,928	100,650,652	104,329,226	104,329,226	68,788,940	68,788,940

Diluted earnings (loss) per share:
Income from continuing operations	1.35	2.12	4.37	0.72	4.37	0.72
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.12	4.37	0.72	4.37	0.72